Supplemental Cash Flow Information (Details) - Schedule of Non-Cash Investing and Financing Activities - EUR (€)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Schedule of Non-Cash Investing and Financing Activities [Abstract]
Reallocation of opening deficit to reserve	€ (1,028,578)	€ (267,222)